Income Taxes (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Income Taxes [Line Items]
Income tax benefits from the exercise of stock options recorded as an increase to additional paid-in capital	$ 1.5	$ 0.9	$ 0.5
Current income taxes payable included in other liabilities	$ 2.8	$ 15.4